AllianzGI Global Water Fund
AllianzGI Global Water Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated March 27, 2017 to the

Statutory Prospectus Class A, Class C, Class R, Class T, Institutional Class, Class R6, Class P and Administrative Class Shares of Allianz Funds Multi-Strategy Trust

Dated February 1, 2017

Disclosure Relating to AllianzGI Global Water Fund

(for purposes of this section only, the “Fund”)

Effective April 1, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Global Water Fund		Class A	Class C	Class T	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Global Water Fund		Class A	Class C	Class T	Institutional Class	Class P
Management Fees	[1]	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		0.29%	0.30%	0.29%	0.26%	0.29%
Total Annual Fund Operating Expenses		1.49%	2.25%	1.49%	1.21%	1.24%
Expense Reduction	[1]	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.27%	2.03%	1.27%	0.99%	1.02%
[1]	Effective April 1, 2017, Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") has contractually agreed to observe, through March 31, 2018, an irrevocable waiver of a portion of the management fee, which reduces the contractual fee rate by 0.22%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Global Water Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	975	1,299	2,214
Class C	306	682	1,185	2,568
Class T	376	688	1,023	1,967
Institutional Class	101	362	644	1,446
Class P	104	372	660	1,481

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Global Water Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	975	1,299	2,214
Class C	206	682	1,185	2,568
Class T	376	688	1,023	1,967
Institutional Class	101	362	644	1,446
Class P	104	372	660	1,481

Please retain this Supplement for future reference.